STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK OPTIONS AND WARRANTS
Schedule Of Stock Option Activity
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	240,188	$46.96	0.78	$-
Granted	-	-
Exercised	-	-
Expired or cancelled	(194,343)	48.79
Outstanding at September 30, 2024	45,844	$37.27	1.76	$-
Exercisable at September 30, 2024	32,896	$43.71	1.52	$-

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	178,078	$64.80	4.16	$53,670
Granted	111,171	21.60
Exercised	-	-
Expired or cancelled	(42,241)	51.75
Outstanding at December 31, 2022	247,008	$45.75	2.80	$-
Granted	16,167	14.03
Exercised	-	-
Expired or cancelled	(22,987)	47.45
Outstanding at December 31, 2023	240,188	$46.96	0.78	$-
Exercisable at December 31, 2023	192,456	$51.70	0.48	$-

Schedule Of Warrants Outstanding
		Weighted
		Average
		Exercise
	Warrants	Price per
	Outstanding	Share
Outstanding at December 31, 2023	979,853	$2.37
Issued	292,000	0.10
Exercised	(213,186)	0.19
Expired or cancelled	(147,608)	0.00
Outstanding at September 30, 2024	911,059	$1.97

	Warrants Outstanding	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2021	445,491	$64.80
Issued	144,215	29.85
Exchanged to common stock	(7,515)	75.00
Increase due to trigger of anti-dilution provisions	170,540	14.70
Outstanding at December 31, 2022	752,730	$42.60
Issued	314,444	-
Exercised	(185,795)	-
Expired or cancelled	(87,451)	-
Outstanding at December 31, 2023	793,928	$35.53

Schedule Of fair values of warrants granted
September 30, 2024
Risk-free interest rates	4.28%
Expected life (in years)	3.00
Expected volatility	194.4%
Dividend yield	0.00%

December 31, 2023
Risk-free interest rates	4.42%-4.70%
Expected life (in years)	5.00-10.00
Expected volatility	307%
Dividend yield	0.00%
December 31, 2022
Risk-free interest rates	3.04%-3.71%
Expected life (in years)	5
Expected volatility	173%-175%
Dividend yield	0.00%

Schedule Of Fair Value Of Stock Options Granted
	2023	2022
Risk-free interest rates	3.76%-4.95%	1.15%-4.12%
Expected life (in years)	0.31 – 5.00	2.50 – 4.00
Expected volatility	122%-175%	132%-195%
Dividend yield	0.00%	0.00%